SHARE CAPITAL (Summary of the Number of Options Outstanding and Options Exercisable Under the Plan) (Details) (Share options [Member], USD $)	12 Months Ended
Dec. 31, 2014
Share-based compensation [Line Items]
Number of options outstanding at end of year	1,171,125
Number of options exercisable at end of year	739,182
0.048-1.312 [Member]
Share-based compensation [Line Items]
Minimum Exercise price (in dollars per share)	$ 0.048
Maximum Exercise price (in dollars per share)	$ 1.312
Number of options outstanding at end of year	298,125
Weighted average remaining contractual life	4 years 10 months 24 days
Number of options exercisable at end of year	298,125
Weighted average remaining contractual life	4 years 10 months 24 days
1.92 [Member]
Share-based compensation [Line Items]
Exercise prices per share USD	$ 1.92
Number of options outstanding at end of year	525,000
Weighted average remaining contractual life	7 years 3 months
Number of options exercisable at end of year	431,407
Weighted average remaining contractual life	6 years 10 months 6 days
5.46-5.88 [Member]
Share-based compensation [Line Items]
Minimum Exercise price (in dollars per share)	$ 5.46
Maximum Exercise price (in dollars per share)	$ 5.88
Number of options outstanding at end of year	279,250
Weighted average remaining contractual life	9 years 11 months 23 days
Number of options exercisable at end of year	9,650
Weighted average remaining contractual life	9 years 10 months 20 days
7.98 [Member]
Share-based compensation [Line Items]
Exercise prices per share USD	$ 7.98
Number of options outstanding at end of year	68,750
Weighted average remaining contractual life	7 years 7 months 13 days
Number of options exercisable at end of year